Post-retirement benefit obligations (Details) - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018
Disclosure of net defined benefit liability (asset)
Post-retirement assets	R (1,274)	R (1,498)
Current post-retirement obligations	(399)	(389)
Noncurrent post-retirement obligations	12,708	11,900
Healthcare
Disclosure of net defined benefit liability (asset)
Post-retirement obligations	4,093	4,243
Current post-retirement obligations	(198)	(197)
Noncurrent post-retirement obligations	3,895	4,046
Pension
Disclosure of net defined benefit liability (asset)
Post-retirement obligations	9,014	8,046
Post-retirement assets	(1,274)	(1,498)
Net post-retirement obligation (asset) recognized	7,740	6,548
Current post-retirement obligations	(201)	(192)
Noncurrent post-retirement obligations	8,813	7,854
South Africa | Healthcare
Disclosure of net defined benefit liability (asset)
Post-retirement obligations	3,825	3,995
Current post-retirement obligations	(178)	(177)
Noncurrent post-retirement obligations	3,647	3,818
South Africa | Pension
Disclosure of net defined benefit liability (asset)
Post-retirement assets	(555)	(582)
Net post-retirement obligation (asset) recognized	(555)	(582)
United States of America | Healthcare
Disclosure of net defined benefit liability (asset)
Post-retirement obligations	268	248
Current post-retirement obligations	(20)	(20)
Noncurrent post-retirement obligations	248	228
Foreign Countries | Pension
Disclosure of net defined benefit liability (asset)
Post-retirement obligations	9,014	8,046
Post-retirement assets	(719)	(916)
Net post-retirement obligation (asset) recognized	8,295	7,130
Current post-retirement obligations	(201)	(192)
Noncurrent post-retirement obligations	R 8,813	R 7,854